Changes in the equity warrants outstanding are as follows (Details) - Equity warrants [member] - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Outstanding as at January 1	43,750	103,875
Granted
Exercised	(21,875)	(26,750)
Forfeited		(33,375)
Outstanding at year end	21,875	43,750